SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTS

NOTE 12. SEGMENTS

We manage three reportable operating segments including Community Banking, Insurance and Wealth Management.

•	Our Community Banking segment offers services which include accepting time and demand deposit accounts, originating commercial and consumer loans and providing letters of credit and credit card services.

•	Our Insurance segment includes a full-service insurance agency offering commercial property and casualty insurance, group life and health coverage, employee benefit solutions and personal insurance lines.

•	Our Wealth Management segment offers discount brokerage services, services as executor and trustee under wills and deeds, guardian and custodian of employee benefits and other trust and brokerage services, as well as a registered investment advisor that manages private investment accounts for individuals and institutions.

The following table represents total assets by reportable operating segment as of the dates presented:

(dollars in thousands)	September 30, 2014	December 31, 2013
Community Banking	$4,896,390	$4,524,939
Insurance	8,078	6,926
Wealth Management	2,276	1,325

Total Assets	$4,906,744	$4,533,190

The following tables provide financial information for our three segments for the three and nine month periods ended September 30, 2014 and 2013. The financial results of the business segments include allocations for shared services based on an internal analysis that supports line of business performance measurement. Shared services include expenses such as employee benefits, occupancy expense, computer support and corporate overhead. Even with these allocations, the financial results are not necessarily indicative of the business segments’ financial condition and results of operations if they existed as independent entities. The information provided under the caption “Eliminations” represents operations not considered to be reportable segments and/or general operating expenses and eliminations and adjustments, which are necessary for purposes of reconciling to the Consolidated Financial Statements.

	Three Months Ended September 30, 2014
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$40,581	$—	$109	$(85)	$40,605
Interest expense	3,435	—	—	(359)	3,076

Net interest income	37,146	—	109	274	37,529
Provision for loan losses	1,454	—	—	—	1,454
Noninterest income	7,742	1,496	2,748	(55)	11,931
Noninterest expense	23,691	1,127	2,245	219	27,282
Depreciation expense	878	13	7	—	898
Amortization of intangible assets	238	13	9	—	260
Provision for income taxes	4,577	120	209	—	4,906

Net Income	$14,050	$223	$387	$—	$14,660

	Three Months Ended September 30, 2013
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$38,540	$—	$137	$(96)	$38,581
Interest expense	3,949	—	—	(642)	3,307

Net interest income	34,591	—	137	546	35,274
Provision for loan losses	3,419	—	—	—	3,419
Noninterest income	8,321	1,459	2,744	18	12,542
Noninterest expense	22,404	1,366	2,395	564	26,729
Depreciation expense	816	12	7	—	835
Amortization of intangible assets	355	13	11	—	379
Provision (benefit) for income taxes	4,027	18	162	—	4,207

Net Income	$11,891	$50	$306	$—	$12,247

	Nine Months Ended September 30, 2014
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$119,055	$1	$419	$(333)	$119,142
Interest expense	10,332	—	—	(1,165)	9,167

Net interest income	108,723	1	419	832	109,975
Provision for loan losses	608	—	—	—	608
Noninterest income	22,118	4,262	8,511	227	35,118
Noninterest expense	72,756	3,327	6,961	1,059	84,103
Depreciation expense	2,485	38	20	—	2,543
Amortization of intangible assets	805	38	30	—	873
Provision for income taxes	12,579	301	672	—	13,552

Net Income	$41,608	$559	$1,247	$—	$43,414

	Nine Months Ended September 30, 2013
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$114,733	$1	$411	$(168)	$114,977
Interest expense	13,403	—	—	(1,965)	11,438

Net interest income	101,330	1	411	1,797	103,539
Provision for loan losses	6,749	—	—	—	6,749
Noninterest income	27,144	4,406	8,130	535	40,215
Noninterest expense	70,293	4,002	7,428	2,332	84,055
Depreciation expense	2,609	35	23	—	2,667
Amortization of intangible assets	1,148	38	37	—	1,223
Provision (benefit) for income taxes	10,004	56	320	—	10,380

Net Income	$37,671	$276	$733	$—	$38,680

NOTE 25. SEGMENTS

We operate three reportable operating segments: Community Banking, Insurance and Wealth Management.

•	Our Community Banking segment offers services which include accepting time and demand deposits, originating commercial and consumer loans and providing letters of credit and credit card services.

•	Our Insurance segment includes a full-service insurance agency offering commercial property and casualty insurance, group life and health coverage, employee benefit solutions and personal insurance lines.

•	Our Wealth Management segment offers discount brokerage services, services as executor and trustee under wills and deeds, guardian and custodian of employee benefits and other trust and brokerage services, as well as a registered investment advisor that manages private investment accounts for individuals and institutions.

The following represents total assets by reportable operating segment as of December 31:

(dollars in thousands)	2013	2012
Community Banking	$4,524,939	$4,516,194
Insurance	6,926	9,302
Wealth Management	1,325	1,206

Total Assets	$4,533,190	$4,526,702

The following tables provide financial information for our three segments. The financial results of the business segments include allocations for shared services based on an internal analysis that supports line of business and branch performance measurement. Shared services include expenses such as employee benefits, occupancy expense, computer support and other corporate overhead. Even with these allocations, the financial results are not necessarily indicative of the business segments’ financial condition and results of operations as if they existed as independent entities. The information provided under the caption “Eliminations” represents operations not considered to be reportable segments and/or general operating expenses and eliminations and adjustments, which are necessary for purposes of reconciling to the Consolidated Financial Statements.

	For the Year Ended December 31, 2013
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$153,450	$2	$517	$(213)	$153,756
Interest expense	16,508	—	—	(1,945)	14,563

Net interest income (expense)	136,942	2	517	1,732	139,193
Provision for loan losses	8,311	—	—	—	8,311
Noninterest income	34,649	5,483	10,662	733	51,527
Noninterest expense	91,737	5,043	9,535	5,979	112,294
Depreciation expense	3,430	47	30	—	3,507
Amortization of intangible assets	1,492	51	48	—	1,591
Provision (benefit) for income taxes	17,212	120	660	(3,514)	14,478

Net Income (Loss)	$49,409	$224	$906	$—	$50,539

	For the Year Ended December 31, 2012
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$155,865	$1	$454	$(69)	$156,251
Interest expense	22,135	—	—	(1,111)	21,024

Net interest income (expense)	133,730	1	454	1,042	135,227
Provision for loan losses	22,815	—	—	—	22,815
Noninterest income	36,422	5,262	9,788	440	51,912
Noninterest expense	97,687	5,415	9,448	4,692	117,242
Depreciation expense	3,833	48	31	—	3,912
Amortization of intangible assets	1,600	52	57	—	1,709
Provision (benefit) for income taxes	10,207	(88)	352	(3,210)	7,261

Net Income (Loss)	$34,010	$(164)	$354	$—	$34,200

	For the Year Ended December 31, 2011
(dollars in thousands)	Community Banking	Insurance	Wealth Management	Eliminations	Consolidated
Interest income	$164,738	$1	$307	$33	$165,079
Interest expense	27,692	291	—	(250)	27,733

Net interest income (expense)	137,046	(290)	307	283	137,346
Provision for loan losses	15,609	—	—	—	15,609
Noninterest income	30,195	5,236	8,328	298	44,057
Noninterest expense	81,180	5,199	7,302	4,236	97,917
Depreciation expense	4,165	57	32	—	4,254
Amortization of intangible assets	1,619	52	66	—	1,737
Provision (benefit) for income taxes	17,911	(127)	493	(3,655)	14,622

Net Income (Loss)	$46,757	$(235)	$742	$—	$47,264